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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2010
                                               -----------------------

Check Here if Amendment /X/; Amendment Number: I
                                               ---------
   This Amendment (Check only one.):    /X/ is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         AMP Capital Brookfield (US) LLC
                 -------------------------------
   Address:      71 S. Wacker Drive
                 -------------------------------
                 Chicago, IL 60606
                 -------------------------------

Form 13F File Number: 28-13827
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Seth Gelman
         -------------------------------
Title:   Chief Compliance Officer
         -------------------------------
Phone:   212-549-8415
         -------------------------------

Signature, Place, and Date of Signing:

         /s/ Seth Gelman                New York, NY       August 27, 2012
   -------------------------------    -----------------   -----------------
           [Signature]                  [City, State]           [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0
                                        --------------------

Form 13F Information Table Entry Total: 59
                                        --------------------

Form 13F Information Table Value Total: 1,736,226
                                        --------------------
                                            (thousands)

List of Other Included Managers: None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

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FORM 13F
                                   30-Jun-10

                                                                                                          Voting Authority
                                                                                                      ------------------------
                                                          Value     Shares/ Sh/ Put/ Invstmt Other
Name of Issuer                 Title of class   CUSIP     (x$1000)  Prn Amt Prn Call Dscretn Managers Sole      Shared None
------------------------------ ---------------- --------- --------- ------- --- ---- ------- -------- --------- ------ -------
American Water Works Co Inc    COM              030420103      1337   64900 SH       Sole                 64900
AvalonBay Communities Inc      COM              053484101     70742  757656 SH       Sole                625856         131800
BioMed Realty Trust Inc        COM              09063H107     50557 3142144 SH       Sole               2786318         355826
Boston Properties Inc          COM              101121101    191701 2687141 SH       Sole               2255041         432100
Brandywine Realty Trust        SH BEN INT NEW   105368203     65422 6085764 SH       Sole               5569170         516594
Brookdale Senior Living Inc    COM              112463104     99690 6645978 SH       Sole               5608778        1037200
Brookfield Homes Corp          COM              112723101       454   67300 SH       Sole                 67300
CSX Corp                       COM              126408103       610   12300 SH       Sole                 12300
Camden Property Trust          SH BEN INT       133131102     59963 1467883 SH       Sole               1320983         146900
CenterPoint Energy Inc         COM              15189T107      2546  193500 SH       Sole                193500
China Real Estate Information  ADR              16948Q103      1234  155244 SH       Sole                 70300          84944
Crown Castle International Cor COM              228227104      3683   98850 SH       Sole                 98850
Digital Realty Trust Inc       COM              253868103     72568 1258110 SH       Sole               1106010         152100
EastGroup Properties Inc       COM              277276101     12111  340400 SH       Sole                110800         229600
Emeritus Corp                  COM              291005106      4767  292251 SH       Sole                128600         163651
Empresas ICA SAB de CV         SPONS ADR NEW    292448206       257   27400 SH       Sole                 27400
Enbridge Inc                   COM              29250N105      2161   46290 SH       Sole                 46290
Entertainment PPTYS TR         PFD C CNV 5.75%  29380T402      8307  480200 SH       Sole                480200
Entertainment PPTYS TR         CONV PFD 9% SR E 29380T600     11357  441900 SH       Sole                330200         111700
Equity One Inc                 COM              294752100     36731 2354558 SH       Sole               1997112         357446
Equity Residential             SH BEN INT       29476L107     30082  722428 SH       Sole                722428
First Industrial Realty Trust  COM              32054K103      3526  731500 SH       Sole                327600         403900
Grubb & Ellis Co               COM PAR $0.01    400095204       773  788805 SH       Sole                328405         460400
Grupo Aeroportuario del Pacifi SPON ADR B       400506101       253    8700 SH       Sole                  8700
Host Hotels & Resorts Inc      COM              44107P104     58394 4331887 SH       Sole               3877271         454616
Inland Real Estate Corp        COM NEW          457461200     10135 1279612 SH       Sole                484000         795612
KB Home                        COM              48666K109      4508  409800 SH       Sole                182000         227800
Kilroy Realty Corp             COM              49427F108     41136 1383638 SH       Sole               1142161         241477
Kimco Realty Corp              COM              49446R109      2407  179100 SH       Sole                               179100
Lennar Corp                    CL A             526057104      5782  415700 SH       Sole                225400         190300
Lexington Realty Trust         COM              529043101      4151  690645 SH       Sole                465190         225455
Lexington Realty Trust         PFD CONV SER C   529043309      1127   31500 SH       Sole                 31500
MGM Resorts International      COM              552953101      1267  131400 SH       Sole                131400
Macerich Co/The                COM              554382101      4131  110697 SH       Sole                  1176         109521
Mission West Properties Inc    COM              605203108      5446  798600 SH       Sole                350638         447962
National Grid PLC              SPON ADR NEW     636274300      1057   28700 SH       Sole                 28700
Northeast Utilities            COM              664397106      1212   47581 SH       Sole                 47581
NorthWestern Corp              COM NEW          668074305       972   37100 SH       Sole                 37100

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
Omega Healthcare Investors Inc COM              681936100     76329 3829862 SH       Sole               3060262         769600
Public Storage                 COM              74460D109     94185 1071376 SH       Sole                948776         122600
Rayonier Inc                   COM              754907103     60403 1372174 SH       Sole               1233174         139000
St Joe Co/The                  COM              790148100      3577  154445 SH       Sole                 95445          59000
Sempra Energy                  COM              816851109      2517   53800 SH       Sole                 53800
7 Days Group Holdings Ltd      ADR              81783J101      7977  731150 SH       Sole                490100         241050
Simon Property Group Inc       COM              828806109    248281 3074684 SH       Sole               2658568         416116
Southern Union Co              COM              844030106       614   28100 SH       Sole                 28100
Spectra Energy Corp            COM              847560109      2635  131300 SH       Sole                131300
Starwood Property Trust Inc    COM              85571B105      3342  197144 SH       Sole                  2744         194400
Taubman Centers Inc            COM              876664103     81540 2166895 SH       Sole               1779220         387675
Terreno Realty Corp            COM              88146M101      8827  498392 SH       Sole                201200         297192
Toll Brothers Inc              COM              889478103     67067 4099440 SH       Sole               3434540         664900
TransCanada Corp               COM              89353D107      2377   70900 SH       Sole                 70900
UBS E-TRACS Alerian MLP Infras ALERIAN INFRAST  902641646      1176   44800 SH       Sole                 44800
UDR Inc                        COM              902653104     32075 1676700 SH       Sole               1487100         189600
Union Pacific Corp             COM              907818108       612    8800 SH       Sole                  8800
Ventas Inc                     COM              92276F100     71656 1526220 SH       Sole               1243620         282600
Vornado Realty Trust           SH BEN INT       929042109      5944   81479 SH       Sole                 81479
WP Carey & Co LLC              COM              92930Y107      5014  181400 SH       Sole                 81300         100100
Weingarten Realty Investors    SH BEN INT       948741103     87521 4594255 SH       Sole               4085255         509000

Report Summary                  59                        1,736,226